Segment information	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment information
VI.	Segment information
1. Outline of reporting segments
The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.
The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial services segment consists primarily of financing and vehicle leasing operations to assist in the merchandising of Toyota’s products as well as other products. The All other segment includes telecommunications and other businesses.
2. Segment operating results
For the first nine months ended December 31, 2019:

	Yen in millions
	Automotive	Financial services	All other	Elimination	Consolidated
Sales revenues
Revenues from external customers	20,562,103	1,629,038	776,067	—	22,967,208
Inter-segment revenues and transfers	19,808	15,252	448,764	(483,825)	—

Total	20,581,911	1,644,291	1,224,831	(483,825)	22,967,208
Operating expenses	18,902,654	1,345,386	1,155,596	(475,742)	20,927,893

Operating income	1,679,257	298,905	69,235	(8,083)	2,039,315

For the first nine months ended December 31, 2020:
	Yen in millions
	Automotive	Financial services	All other	Elimination	Consolidated
Sales revenues
Revenues from external customers	17,588,339	1,602,683	334,233	—	19,525,255
Inter-segment revenues and transfers	25,696	18,392	372,052	(416,140)	—

Total	17,614,035	1,621,074	706,286	(416,140)	19,525,255
Operating expenses	16,555,654	1,223,446	657,280	(419,046)	18,017,334

Operating income	1,058,382	397,628	49,006	2,905	1,507,922

For the third quarter ended December 31, 2019:

	Yen in millions
	Automotive	Financial services	All other	Elimination	Consolidated
Sales revenues
Revenues from external customers	6,817,039	547,917	243,975	—	7,608,931
Inter-segment revenues and transfers	4,901	5,013	156,604	(166,519)	—

Total	6,821,940	552,931	400,579	(166,519)	7,608,931
Operating expenses	6,250,973	480,982	374,141	(137,262)	6,968,834

Operating income	570,967	71,949	26,438	(29,257)	640,097

For the third quarter ended December 31, 2020:
	Yen in millions
	Automotive	Financial services	All other	Elimination	Consolidated
Sales revenues
Revenues from external customers	7,479,834	544,615	125,584	—	8,150,032
Inter-segment revenues and transfers	11,548	9,931	140,534	(162,013)	—

Total	7,491,382	554,546	266,118	(162,013)	8,150,032
Operating expenses	6,678,695	402,245	241,789	(160,637)	7,162,092

Operating income	812,687	152,301	24,328	(1,376)	987,941

Accounting policies applied by each segment is in conformity with those of Toyota’s condensed quarterly consolidated financial statements. Transfers between industry segments are made in accordance with terms and conditions in the ordinary course of business.

3. Geographic information
For the first nine months ended December 31, 2019:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Elimination	Consolidated
Sales revenues
Revenues from external customers	7,161,401	8,064,578	2,399,538	3,779,372	1,562,318	—	22,967,208
Inter-segment revenues and transfers	5,303,922	166,223	163,981	381,513	68,785	(6,084,426)	—

Total	12,465,324	8,230,802	2,563,520	4,160,885	1,631,103	(6,084,426)	22,967,208
Operating expenses	11,235,500	7,906,809	2,444,002	3,859,559	1,561,232	(6,079,208)	20,927,893

Operating income	1,229,824	323,993	119,518	301,327	69,872	(5,217)	2,039,315

For the first nine months ended December 31, 2020:
	Yen in millions
	Japan	North America	Europe	Asia	Other	Elimination	Consolidated
Sales revenues
Revenues from external customers	6,169,283	6,780,176	2,072,093	3,260,598	1,243,105	—	19,525,255
Inter-segment revenues and transfers	4,578,830	104,017	115,528	338,585	63,242	(5,200,202)	—

Total	10,748,113	6,884,194	2,187,621	3,599,183	1,306,347	(5,200,202)	19,525,255
Operating expenses	9,967,230	6,552,457	2,125,004	3,307,569	1,262,960	(5,197,887)	18,017,334

Operating income	780,883	331,736	62,617	291,614	43,387	(2,315)	1,507,922

For the third quarter ended December 31, 2019:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Elimination	Consolidated
Sales revenues
Revenues from external customers	2,328,521	2,649,156	814,894	1,278,648	537,711	—	7,608,931
Inter-segment revenues and transfers	1,715,178	59,449	51,972	121,362	17,858	(1,965,819)	—

Total	4,043,699	2,708,605	866,866	1,400,011	555,569	(1,965,819)	7,608,931
Operating expenses	3,640,653	2,613,653	821,135	1,318,215	531,611	(1,956,433)	6,968,834

Operating income	403,046	94,952	45,730	81,795	23,958	(9,386)	640,097

For the third quarter ended December 31, 2020:
	Yen in millions
	Japan	North America	Europe	Asia	Other	Elimination	Consolidated
Sales revenues
Revenues from external customers	2,429,659	2,897,118	861,504	1,392,879	568,873	—	8,150,032
Inter-segment revenues and transfers	1,955,019	41,129	44,067	150,553	37,127	(2,227,896)	—

Total	4,384,678	2,938,247	905,571	1,543,432	606,000	(2,227,896)	8,150,032
Operating expenses	3,846,137	2,725,261	852,592	1,388,071	571,094	(2,221,064)	7,162,092

Operating income	538,541	212,986	52,979	155,361	34,906	(6,832)	987,941

“Other” consists of Central and South America, Oceania, Africa and the Middle East.
The above amounts are aggregated by region based on the location of the country where TMC or consolidated subsidiaries are located. Transfers between geographic areas
are made in accordance with terms and conditions in the ordinary course of business.

4. Sales revenues by location of external customers
In addition to the disclosure requirements under IFRS, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the first nine months ended December 31,
	2019	2020
Japan	5,447,893	4,890,051
North America	8,150,469	6,854,311
Europe	2,223,514	1,938,744
Asia	4,133,206	3,683,729
Other	3,012,125	2,158,420

Total	22,967,208	19,525,255

	Yen in millions
	For the third quarter ended December 31,
	2019	2020
Japan	1,737,401	1,888,332
North America	2,660,306	2,932,527
Europe	747,197	796,702
Asia	1,403,698	1,548,750
Other	1,060,328	983,722

Total	7,608,931	8,150,032

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.